LANDMARK (SM) FUNDS

October 25, 1995

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

                               Rule 24f-2 Notice
                               LANDMARK INSTITUTIONAL TRUST
                               (File No. 33-49552)

Gentlemen:

The following information is filed pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940:

(1) This Notice is filed for the Trust's fiscal year which ended on August 31, 1995;

(2) No Shares of Beneficial Interest (par value $0.00001) ("Shares") of Landmark Institutional Liquid Reserves, a series of the Trust, had been registered under the Securities Act of 1933, as amended, at the beginning of such fiscal year other than pursuant to Rule 24f-2;

(3) The Trust did not register any Shares during such fiscal year other than pursuant to Rule 24f-2;

(4)   During such fiscal year the Trust sold 8,614,176,371.42
      Shares1/; and


1/The basis for the calculation of the fee specified in Rule 24f-2(c) was calculated as follows:

The actual aggregate sale price for Shares sold pursuant to Rule 24f-2 during the Trust's fiscal year
    ended August 31, 1995                                $8,614,176,371.42
less the difference
    between the actual aggregate
    redemption price for Shares
    redeemed during such fiscal year,                $7,626,433,959.17
   and
    the actual aggregate redemption
    price for Shares redeemed during                 $            0.00
    such fiscal year which were previously
    applied by the Trust pursuant to Rule 24e-2(a)       $7,626,433,959.17

                                                         $  987,742,412.25

Securities and Exchange Commission
October 25, 1995
Page 2


(5) During such fiscal year the Trust sold 8,614,176,371.42 Shares in reliance upon registration pursuant to Rule 24f-2.

Payment of $340,603.22 was received by the S.E.C. on October
24, 1995 for SEC file no. 33-49552, as specified in Rule
24f-2(c).  The wire went to the following account:

           Mellon Bank
           Pittsburgh
           SEC Acct #910-8739
           ABA #043-000-261

We also enclose an opinion of Bingham, Dana & Gould, counsel to the Trust, as required by Rule 24f-2(b)(1).

Please call the undersigned at (617) 423-1679 if there are any questions concerning this Notice.

Very truly yours,



Barbara M. O'Dette
Assistant Treasurer

Enclosures

cc:  Messrs. Coolidge
             Joseph